UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4994

Smith Barney Massachusetts Municipals Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2006

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 96.9%
Education - 15.3%
$1,000,000	AAA	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Series A, FSA-Insured, 5.000% due 8/15/30	$1,058,650
		Massachusetts State DFA Revenue:
1,000,000	AA	Applewild School Issue, Radian-Insured, 5.750% due 8/1/29	1,064,450
1,105,000	AA	Assumption College, Series A, Radian-Insured, 5.750% due 3/1/20	1,187,709
1,000,000	AAA	Boston University, Series T-1, AMBAC-Insured, 5.000% due 10/1/35	1,044,060
1,000,000	A	Curry College, Series A, ACA-Insured, 6.000% due 3/1/31	1,062,470
1,070,000	Aaa(a)	Williston Northampton School Project, XLCA-Insured, 5.000% due 10/1/25	1,134,296
2,500,000	AAA	Massachusetts State, HEFA Revenue, University of Massachusetts Project, Series C, MBIA-Insured, 5.250% due 10/1/31 (b)	2,680,575
665,000	A	University of Virgin Islands, Refunding & Improvement, Series A, ACA-Insured, 6.000% due 12/1/19	722,729

		Total Education	9,954,939

Escrowed to Maturity (c) - 6.4%
1,380,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (d)	1,553,756
1,895,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)	2,584,382

		Total Escrowed to Maturity	4,138,138

Finance - 1.6%
1,000,000	NR	Virgin Islands Public Finance Authority Revenue, Series E, Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,058,520

General Obligation - 5.8%
1,000,000	NR	Northern Mariana Islands Commonwealth, GO, Series A, 7.375% due 6/1/30	1,080,190
1,000,000	Aaa(a)	Quaboag, MA, Regional School District, GO, State Qualified, FSA-Insured, State Aid Withholding, 5.500% due 6/1/20	1,077,380
1,500,000	AAA	Westwood, MA, GO, MBIA-Insured, 5.375% due 6/1/17	1,645,305

		Total General Obligation	3,802,875

Hospitals - 17.2%
1,000,000	AAA	Massachusetts State DFA Revenue, VOA Concord, Series A, GNMA-Collateralized, 6.900% due 10/20/41	1,141,820
		Massachusetts State HEFA Revenue:
		Berkshire Health Systems, Series E:
1,000,000	BBB+	6.250% due 10/1/31	1,070,250
750,000	AA	Radian-Insured, 5.700% due 10/1/25	819,952
2,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16 (b)	2,253,280
500,000	AAA	CARS Medical Center of Central Massachusetts, Series B, AMBAC-Insured, Variable Rate INFLOS, 9.640% due 6/23/22 (e)	557,620
		Covenant Healthcare System:
1,000,000	A	6.500% due 7/1/17	1,122,270
750,000	A	6.000% due 7/1/31	818,483
1,000,000	BBB-	Milford-Whitinsville Hospital, Series D, 6.350% due 7/15/32	1,069,910
1,500,000	BBB	University of Massachusetts Memorial Health Care Inc., Series C, 6.625% due 7/1/32	1,656,855
700,000	AAA	Valley Regional Health Systems, Series C, CONNIE LEE-Insured, 7.000% due 7/1/06	707,910

		Total Hospitals	11,218,350

Housing: Multi-Family - 2.7%
		Framingham, MA, Housing Authority Mortgage Revenue, Beaver Terrace Apartments, Series A, GNMA-Collateralized:
400,000	AAA	6.200% due 2/20/21	443,524

See Notes to Schedule of Investments.

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family - 2.7% (continued)
$1,200,000	AAA	6.350% due 2/20/32	$1,329,192

		Total Housing: Multi-Family	1,772,716

Industrial Development - 3.1%
935,000	NR	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (f)	942,733
1,000,000	AA	Massachusetts State DFA Revenue, May Institute Issue Inc., Radian-Insured, 5.750% due 9/1/29	1,057,120

		Total Industrial Development	1,999,853

Life Care Systems - 5.9%
		Massachusetts State DFA Revenue:
1,300,000	BBB-	First Mortgage, Edgecombe Project, Series A, 6.750% due 7/1/26	1,395,381
1,000,000	AAA	Neville Community, Series A, GNMA-Collateralized, 6.000% due 6/20/44	1,106,900
1,210,000	AAA	Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	1,308,784

		Total Life Care Systems	3,811,065

Miscellaneous - 1.7%
1,000,000	A	Massachusetts State DFA Revenue, Massachusetts Biomedical Research Corp., Series C, 6.250% due 8/1/20	1,097,240

Pre-Refunded (g) - 25.6%
865,000	AAA	Boston, MA, IDA Financing Revenue, Refunding, North End Community, Series A, FHA-Insured, Call 8/1/07 @ 105, 6.450% due 8/1/37	932,176
		Massachusetts State:
1,915,000	AAA	Consolidated Loan, Series D, MBIA-Insured, Call 8/1/12 @ 100, 5.375% due 8/1/22 (b)	2,089,667
2,750,000	AAA	Project, Series C, MBIA-Insured, Call 10/1/10 @ 100, 5.250% due 10/1/20 (b)	2,937,467
1,500,000	AAA	RITES, Series PA 964-R, MBIA-Insured, Call 7/1/10 @ 100, 8.369% due 11/1/09 (b)(h)(i)	1,768,590
		Massachusetts State DFA Revenue:
1,000,000	NR	Briarwood, Series B, Call 12/1/10 @ 101, 8.250% due 12/1/30	1,203,670
1,000,000	AAA	Western New England College, AMBAC-Insured, Call 7/1/10 @ 102, 5.250% due 7/1/20	1,086,030
		Massachusetts State HEFA Revenue:
1,500,000	BBB+(j)	Winchester Hospital, Series E, Call 7/1/10 @ 101, 6.750% due 7/1/30 (b)	1,685,700
750,000	Aa2(a)	Youville House Inc., Industrial Project, Series A, FHA-Insured, Call 2/15/07 @ 102, 6.050% due 2/15/29	783,150
1,000,000	AAA	Massachusetts State Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/22	1,065,520
85,000	AAA	Massachusetts State, GO, Consolidated Loan, Series D, MBIA-Insured, Call 8/1/12 @ 100, 5.375% due 8/1/22	92,753
735,000	BBB	Puerto Rico Public Buildings Authority Revenue, Government Facilities, Series D, Call 7/1/12 @ 100, 5.375% due 7/1/33	803,414
1,000,000	AAA	University of Massachusetts Building Authority Project Revenue, Senior, Series 2, AMBAC-Insured, Call 11/1/10 @ 100, 5.250% due 11/1/20	1,073,720
1,000,000	AAA	Westfield, MA, MBIA-Insured, Call 12/15/11 @ 101, 5.500% due 12/15/20	1,107,580

		Total Pre-Refunded	16,629,437

Public Facilities - 1.6%
1,000,000	AAA	Boston, MA, Convention Center Act, Special Obligation, Series A, AMBAC-Insured, 5.000% due 5/1/25	1,054,080

Transportation - 3.3%
2,000,000	AAA	Massachusetts State Port Authority Revenue, Series A, AMBAC-Insured, 5.000% due 7/1/25 (b)	2,133,460

See Notes to Schedule of Investments.

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Utilities - 1.6%
$1,000,000	A -	Massachusetts State DFA Revenue, Devens Electric Systems, 6.000% due 12/1/30	$1,076,850

Water and Sewer - 5.1%
1,000,000	AA	Boston, MA, Water & Sewer Commission Revenue, Senior Series A, 5.000% due 11/1/24	1,061,260
		Massachusetts State Water Pollution Abatement Trust:
2,000,000	AAA	Pool Program, Series 9, 5.250% due 8/1/28 (b)	2,157,580
80,000	AAA	Series A, Unrefunded Balance, 6.375% due 2/1/15	80,131

		Total Water and Sewer	3,298,971

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $59,406,278)	63,046,494

SHORT-TERM INVESTMENTS(k) - 2.2%
Education - 0.5%
300,000	A-1+	Massachusetts State HEFA Revenue, Refunding, Harvard University Project, Series R, 2.910%, 3/1/06	300,000

General Obligation - 1.1%
700,000	A-1+	Massachusetts State GO, Central Artery, Series A, SPA-Landesbank Baden-Wuerttenburg, 3.000%, 3/1/06	700,000

Miscellaneous - 0.6%
		Massachusetts HEFA, Capital Asset Program:
100,000	A-1+	Series C, MBIA-Insured, SPA-State Street Bank & Trust Co., 2.980%, 3/1/06	100,000
300,000	VMIG1(a)	Series E, LOC-Bank of America, 2.950%, 3/1/06	300,000

		Total Miscellaneous	400,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,400,000)	1,400,000

		TOTAL INVESTMENTS - 99.1% (Cost - $60,806,278#)	64,446,494
		Other Assets in Excess of Liabilities - 0.9%	607,665

		TOTAL NET ASSETS - 100.0%	$65,054,159

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Inverse floating rate security - coupon varies inversely with level of short-term tax-exempt interest rates.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Residual interest tax-exempt securities - coupon varies inversely with level of short-term tax-exempt interest rates.

(i)	Underlying bond is Pre-Refunded with government obligations and/or agency securities to 11/1/11, Call @ 100, 5.500% due 11/1/15.

(j)	Rating by Fitch Ratings Service.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 4 and 5 for definitions of ratings.

Abbreviations used in this schedule:

ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CARS	— Complimentary Auction Rate Securities
CONNIE LEE	— College Construction Loan Insurance Association
DFA	— Development Finance Agency
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
INFLOS	— Inverse Floaters
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
Radian	— Radian Assets Assurance
RITES	— Residual Interest Tax-Exempt Securities
SPA	— Standby Bond Purchase Agreement
XLCA	— XL Capital Assurance Inc.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Massachusetts Municipals Fund (the “Fund”), a Massachusetts business trust, is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within the Commonwealth of Massachusetts, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,770,523
Gross unrealized depreciation	(130,307)

Net unrealized appreciation	$3,640,216

At February 28, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	175	3/06	$19,628,711	$19,791,406	$(162,695)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Massachusetts Municipals Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	April 28, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	April 28, 2006